PROVISION FOR MINE CLOSURE AND RESTORATION	12 Months Ended
Dec. 31, 2025
Provision For Mine Closure And Restoration
PROVISION FOR MINE CLOSURE AND RESTORATION

16       PROVISION FOR MINE CLOSURE AND RESTORATION

	2025	2024	2023
Balance, beginning of year	50,573	48,727	48,262
Accretion expense (note 24)	5,090	5,972	4,954
Disbursements	(2,040)	-	-
Change in estimate (a)	11,986	(615)	(402)
Acquisition of Bluestone (Note 5(a))	9,668	-	-
Acquisition of MSG (Note 5(b))	10,035	-	-
Additions	-	2,007	-
Held for sale liability	-	-	(4,087)
Foreign exchange	(1,581)	(5,518)	-
Balance, end of year	83,731	50,573	48,727
Current	5,661	-	-
Non-current	78,070	50,573	48,727

(a) The change in estimate relates to the remeasurement of the asset retirement obligation, primarily driven by changes in discount rates. An amount of $489 was recognized in profit or loss, as it relates mainly to sites under care and maintenance and therefore was not capitalized as part of the related asset.

Provision for mine closure and restoration is related to the closure costs and environmental restoration associated with mining operations. The provisions have been recorded at their net present values, using discount rates based on the life of mine of each operation and real risk-free rates derived from inflation-indexed government bonds in the respective jurisdictions, with average rates of 11.21%, 8.96%, 6.42% and 6.78% (11.73%, 10.02%, and 7.22% in 2024; 11.75%, 8.94%, and 13.65% in 2023) for Brazil, Mexico, Honduras and Guatemala respectively. The provisions are remeasured at each reporting date, with the accretion expense recognized as a finance cost.